Leases - Supplemental cash flow information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases
Operating cash flows from operating leases	$ 688	$ 1,670
Operating cash flows from finance leases	4,564	5,546
Financing cash flows from finance leases	5,574	4,985
Operating leases	88	$ 120
Finance leases	$ 441